AMERITAS LIFE INSURANCE CORP. ("Ameritas")

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                                       and
                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                              ("Separate Accounts")

                                 Supplement to:
                   CORPORATE BENEFIT VUL, OVERTURE APPLAUSE!,
            OVERTURE APPLAUSE! II, OVERTURE BRAVO!, OVERTURE ENCORE!,
                              OVERTURE LIFE SPVUL,
                 OVERTURE ANNUITY and OVERTURE ANNUITY III-Plus
                         Prospectuses Dated May 1, 2007

                                OVERTURE OVATION!
                          Prospectus Dated May 1, 2008

                   OVERTURE ANNUITY II, OVERTURE ANNUITY III,
                 OVERTURE ACCENT! (R), and OVERTURE ACCLAIM! (R)
                      Prospectuses Dated September 1, 2009

                               Overture Medley (R)
                          Prospectus Dated May 1, 2010

                          Supplement Dated May 20, 2010

On May 11, 2010, shareholders of the UIF Global Value Equity Portfolio, Class I, a portfolio of The Universal Institutional Funds, Inc. (the "UIF Portfolio"), approved an Agreement and Plan of Reorganization to combine the assets and liabilities of the UIF Portfolio with those of the Invesco Van Kampen V.I. Global Value Equity Fund (the "Invesco Portfolio"). The reorganized portfolio will have the Invesco Portfolio name and adviser, but will use historical information of the UIF Portfolio for accounting, financial, and other purposes, such as portfolio operating expenses and annuity accumulation unit values.

It is anticipated that the portfolio reorganization will be final on or about June 1, 2010. At that time, shareholders of the UIF Portfolio will become shareholders of the Invesco Portfolio, receiving shares of the Invesco Portfolio equal to the value of their holdings in the UIF Portfolio. Each shareholder of the UIF Portfolio will receive Series I shares, which corresponds to the Class I shares of the UIF Portfolio currently held by that shareholder.

Therefore, on or about June 1, 2010, your prospectus is revised by deleting all references to the UIF Portfolio and replacing such text with references to the Invesco Portfolio. Specifically, the prospectus chart that discloses subaccount underlying portfolio names and investment advisers is updated by deleting information about the UIF Global Value Equity Portfolio, Class I from The Universal Institutional Funds, Inc. section of the chart and adding information about the Invesco Portfolio to the Invesco Variable Insurance Funds section, to read as follows:

----------------------------------------------------------------- ---------------------------------------------------
                         FUND NAME                                                INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                    Portfolio Type / Summary of Investment Strategy
----------------------------------------------------------------- ---------------------------------------------------
                  AIM Variable Insurance Funds                                  Invesco Advisers, Inc.
               (Invesco Variable Insurance Funds)
----------------------------------------------------------------- ---------------------------------------------------
Invesco Van Kampen V.I. Global Value Equity Fund, Series I -      Long-term capital appreciation.
Invesco Asset Management Limited  and Morgan Stanley Investment
Management Limited
----------------------------------------------------------------- ---------------------------------------------------

Please see the Invesco Van Kampen V.I. Global Value Equity Fund prospectus for more information.

All other provisions of your prospectus remain as stated in your Policy and prospectus.

       Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp.
        If you do not have a current prospectus, please contact Ameritas at 1-800-745-1112.